Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

29.	Commitments

29.1.	Aircraft purchase commitment

On December 31, 2022, the Company had 91 firm orders (103 on December 31, 2021) for aircraft acquisitions with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase. The approximate amount of firm orders in the current period considers an estimate of contractual discounts, and corresponds to around R$20,574,804 (R$21,947,804 on December 31, 2021) corresponding to US$3,943,271 on December 31, 2022 (US$3,932,946 on December 31, 2021) and are segregated as follows:

	2022	2021
2022	-	2,805,899
2023	4,234,480	3,384,587
2024	5,847,873	6,101,396
2025	6,970,535	6,428,138
2026	3,521,916	3,227,784
Total	20,574,804	21,947,804

Of the total commitments presented above, the Company should disburse the amount of R$7,170,725 (corresponding to US$1,374,308 on December 31, 2022) as advances for aircraft acquisition, according to the financial flow below:

	2022	2021
2022	-	248,109
2023	1,642,175	1,174,768
2024	1,990,773	2,145,764
2025	2,355,513	2,279,227
2026	1,182,264	1,141,513
Total	7,170,725	6,989,381

29.2.	Fuel purchase commitment

The Company has a commitment to purchase aircraft fuel at a fixed price in the future for use in its operations. As of December 31, 2022, the purchase commitments total R$860,442 until December 31, 2023.